Marketable Securities - Current - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Realized gains from disposal of marketable securities	$ 5,665	$ 6,299
Available for sale Securities Current
Schedule of Available-for-sale Securities [Line Items]
Unrealized gains for marketable securities	14,400	38,800
Realized gains from disposal of marketable securities	$ 2,300	$ 535	$ 0